Note 5 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
5.	RECENT ACCOUNTING PRONOUNCEMENTS

The following pronouncements issued by the IASB and interpretations published by IFRIC will become effective for annual periods beginning on or after
January 1, 2018.

Effective for periods beginning on or after
January 1, 2018

IFRS
15
Revenue from Contracts with Customers was issued by the IASB in
May 2014.
The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard will also result in enhanced disclosures about revenue, provide guidance for transactions that were not
previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. Earlier application is permitted. IFRS
15
supersedes the following standards: IAS
11
Construction Contracts, IAS
18
Revenue, IFRIC
13
Customer Loyalty Programmes, IFRIC
15
Agreements for the Construction of Real Estate, IFRIC
18
Transfers of Assets from Customers, and SIC-
31
Revenue—Barter Transactions Involving Advertising Services.

IFRS
9
Financial Instruments was issued by the IASB in
July 2014
and will replace IAS
39
Financial Instruments: Recognition and Measurement. IFRS
9
uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS
39.
The approach in IFRS
9
is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. Most of the requirements in IAS
39
for classification and measurement of financial liabilities were carried forward unchanged to IFRS
9.
The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS
39.
A new hedge accounting model is introduced and represents a substantial overhaul of hedge accounting which will allow entities to better reflect their risk management activities in the financial statements. The most significant improvements apply to those that hedge non-financial risk, and so these improvements are expected to be of particular interest to non-financial institutions.

Effective for periods beginning on or after
January 1, 2019

IFRS
16,
Leases replaces IAS
17,
Leases and related interpretations. The core principle is that a lessee recognizes assets and liabilities for all leases with a lease term of more than
12
months. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured on a present value basis. The measurement includes non-cancellable lease payments (including inflation-linked payments), and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not
to exercise an option to terminate the lease. The new standard is intended to provide a faithful representation of leasing transactions, in particular those that do not
currently require the lessees to recognize an asset and liability arising from an operating lease. IFRS
16
is effective for annual periods beginning on
January 1, 2019,
with early adoption permitted for entities that would also apply IFRS
15,
Revenue from Contracts with Customers.

The Company has
not
yet completed its evaluations of the effect of adopting the above standards and the impact it may
have on its consolidated financial statements.